Schedule of movements in shares on issue (Details) - USD ($)		6 Months Ended
	Nov. 03, 2021	Dec. 31, 2021
Number of shares at beginning		9,016,726,743
Contributed equity at beginning		$ 153,574,974
Issue of ordinary shares in respect of the acquisition of EasyDNA's brand and assets on 19 July 2021 (in shares)		209,363,400
Issue of ordinary shares in respect of the acquisition of EasyDNA's brand and assets on 19 July 2021		$ 1,574,136
Issue of ordinary shares on exercise of performance rights on 3 Novem- ber 2021 (in shares)	7,875,000	7,875,000
Issue of ordinary shares on exercise of performance rights on 3 Novem- ber 2021
Less: transaction costs arising on share issue (in shares)
Less: transaction costs arising on share issue		$ (9,224)
Number of shares at end		9,233,965,143
Contributed equity at end		$ 155,139,886